Notes Receivable, Stockholders - Additional Information (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable outstanding from stockholders	$ 0	$ 222,023	$ 289,523